SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO MULTI-ASSET FUNDS
For the Wells Fargo Diversified Income Builder Fund (the “Fund”)

Effective on or around December 13, 2021, Margaret Patel will be removed as a portfolio manager for the Fund. All references to Ms. Patel will be removed.

Effective on or around December 13, 2021, Petros N. Bocray, CFA, FRM is added as portfolio manager to the Fund.

I. Prospectus In the section entitled “Fund Summary - Fund Management” with respect to the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2018 Petros N. Bocray, CFA, FRM, Portfolio Manager / 2021

In addition, the section entitled “The Sub-Advisers and Portfolio Managers” is supplemented with the following:

Petros N. Bocray, CFA, FRM
Mr. Bocray joined Allspring Investments or one of its predecessor firms in 2006, where he currently serves as a Portfolio Manager. Prior to joining the Multi-Asset Solutions team, he held a similar role with the Quantitative Strategies group at Allspring Investments where he co-managed several of the team’s portfolios.

II. Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Petros N. Bocray, CFA, FRM[1]	Registered Investment Companies
	Number of Accounts	33
	Total Assets Managed	$6.14B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$68.51M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	1
	Total Assets Managed	$24.15M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Bocray will become a portfolio manager of the Fund on December 13, 2021. The information presented in this table is as of September 30, 2020, at which time Mr. Bocray was not a portfolio manager of the Fund.

Portfolio Manager	Beneficial Ownership
Petros N. Bocray, CFA, FRM[1]	$0
1.	Mr. Bocray will become a portfolio manager of the Fund on December 13, 2021. The information presented in this table is as of September 30, 2020, at which time Mr. Bocray was not a portfolio manager of the Fund.

November 15, 2021	AFIT121/P504SP